Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Segment Information
Reporting Information by Segment
	Drybulk Segment		Offshore support Segment		Tanker Segment		Gas Carrier Segment		Drilling Segment		Total

	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017
Revenues from external customers	$15,223	$20,714	$14,930	3,819	$45	$3,606	$-	$50	$-	$-	$30,198	$28,189
Income tax expense	-	-	(19)	(20)	-	-	-	-	-	-	(19)	(20)
Net loss	(64,963)	(15,401)	(8,391)	(7,340)	(1,115)	(2,847)	-	(763)	(41,454)	-	(115,923)	(26,351)

	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017
Total assets	$162,532	$373,742	$31,191	$34,200	$7	$202,410	-	129,715	-	-	$193,730	$740,067